Commitments And Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Lease Commitments for Each of Next Five Years	Lease commitments by year for each of the next five years are presented in the table below ($ in thousands):

2013	$450
2014	842
2015	807
2016	815
2017	823
Thereafter	133

Total	$3,870

Minimum Net Obligations under Sales, Gathering and Transportation Agreements

Minimum net obligations under these sales, gathering and transportation agreements for the next five years are as follows ($ in thousands):

Total
2013	$1,890
2014	7,463
2015	16,525
2016	23,654
2017	29,495
Thereafter	326,367

Total	$405,394

Fee for Unconventional Gas Wells

The fee for each unconventional gas well is determined using the following matrix, with vertical unconventional gas wells being charged 20% of the applicable rates:

	<$2.25a	$2.26 - $2.99[a]	$3.00 - $4.99[a]	$5.00 - $5.99[a]	>$5.99[a]
Year One	$40,000	$45,000	$50,000	$55,000	$60,000
Year Two	$30,000	$35,000	$40,000	$45,000	$55,000
Year Three	$25,000	$30,000	$30,000	$40,000	$50,000
Year 4 – 10	$10,000	$15,000	$20,000	$20,000	$20,000
Year 11 – 15	$5,000	$5,000	$10,000	$10,000	$10,000

[a]

Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.